Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000213183
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class A
Trading Symbol	AHTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
AssetsNet	$ 314,089,576
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,248,873
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000213182
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class C
Trading Symbol	AHACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.21%
AssetsNet	$ 314,089,576
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,248,873
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000207202
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Trading Symbol	AHTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
AssetsNet	$ 314,089,576
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,248,873
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000207200
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class R5
Trading Symbol	AHTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$54	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 314,089,576
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,248,873
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000207201
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class Y
Trading Symbol	AHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$63	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
AssetsNet	$ 314,089,576
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,248,873
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,089,576
# of Portfolio Holdings	18
Portfolio Turnover Rate	44%
Total Management Fees Paid	$1,248,873

Holdings [Text Block]

Top Ten Exposures - % of VaR*

BBG Commodity ex-Agriculturals Index	Long	18.6
US Treasuries	Long	12.4
S&P 500 Index	Long	6.1
Tokyo Stock Exchange Index	Long	5.3
NASDAQ 100 Index	Long	4.1
Nikkei	Long	4.0
Gilts	Long	3.9
FTSE 100	Long	3.2
Euro-STOXX	Long	3.2
S&P TSX 60 Index	Long	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000244413
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class A
Trading Symbol	AHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%
AssetsNet	$ 38,899,918
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 197,169
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000244414
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class C
Trading Symbol	AHMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.31%
AssetsNet	$ 38,899,918
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 197,169
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000244411
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class R6
Trading Symbol	AHMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 38,899,918
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 197,169
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000244412
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class Y
Trading Symbol	AHMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$69	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
AssetsNet	$ 38,899,918
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 197,169
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,899,918
# of Portfolio Holdings	14
Portfolio Turnover Rate	70%
Total Management Fees Paid	$197,169

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Stocks	39.7
Commodities	28.6
Currencies	21.5
Bonds and Rates	7.7
Credit	2.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
BBG Commodity ex-Agriculturals Index	Long	7.3
Natural Gas	Short	4.0
Crude Oil	Long	2.6
Copper	Long	1.9
Coffee	Long	1.8
Credit		% of VaR
US 5yr CDX Index	Long	1.2
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	4.9
South African Rand/US Dollar	Long/Short	1.7
South Korean Won/US Dollar	Short/Long	1.4
Swiss Franc/US Dollar	Short/Long	1.3
Brazilian Real/US Dollar	Short/Long	1.1
Equities		% of VaR
S&P 500 Index	Long	3.7
Tokyo Stock Exchange Index	Long	3.3
NASDAQ 100 Index	Long	3.2
Nikkei	Long	2.9
FTSE 100	Long	2.4
Fixed Income		% of VaR
US Treasuries	Long	3.7
SOFR 3Mth Index	Short	2.0
Euribor	Short	1.9
SONIA 3Mth Index	Short	1.7
Gilts	Long	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000144085
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	AHLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.87%
AssetsNet	$ 3,458,490,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 22,784,548
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000144086
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	AHLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.55%
AssetsNet	$ 3,458,490,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 22,784,548
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000144089
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Trading Symbol	AHLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$95	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
AssetsNet	$ 3,458,490,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 22,784,548
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000144088
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class R5
Trading Symbol	AHLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$77	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
AssetsNet	$ 3,458,490,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 22,784,548
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000144087
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class Y
Trading Symbol	AHLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$82	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
AssetsNet	$ 3,458,490,902
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 22,784,548
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,458,490,902
# of Portfolio Holdings	18
Total Management Fees Paid	$22,784,548

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Currencies	29.0
Commodities	27.6
Fixed Income	21.9
Equities	21.5

Largest Holdings [Text Block]

Top Active Exposures by Asset class % of VaR*

Commodities		% of VaR
Natural Gas	Short	6.8
Crude Oil	Long	3.6
Coffee	Long	2.7
Copper	Long	2.7
Silver	Long	2.5
Currencies		% of VaR
Japanese Yen/US Dollar	Short/Long	7.0
South African Rand/US Dollar	Long/Short	2.3
South Korean Won/US Dollar	Short/Long	2.1
Swiss Franc/US Dollar	Short/Long	1.9
Brazilian Real/US Dollar	Short/Long	1.6
Equities		% of VaR
FTSE Taiwan Index	Long	1.7
Nikkei	Long	1.7
NASDAQ 100 Index	Long	1.6
S&P 500 Index	Long	1.6
Tokyo Stock Exchange Index	Long	1.5
Fixed Income		% of VaR
SOFR 3Mth Index	Short	2.8
Euribor	Short	2.7
SONIA 3Mth Index	Short	2.4
US Treasuries	Short	2.2
Australian Bonds	Short	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000162332
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class A
Trading Symbol	BLYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%
AssetsNet	$ 206,304,141
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 662,011
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000162333
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class C
Trading Symbol	BLYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.83%
AssetsNet	$ 206,304,141
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 662,011
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000162335
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Trading Symbol	BLYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
AssetsNet	$ 206,304,141
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 662,011
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000162334
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class R5
Trading Symbol	BRLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
AssetsNet	$ 206,304,141
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 662,011
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000202403
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	BLYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%
AssetsNet	$ 206,304,141
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 662,011
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000162336
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	BLYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
AssetsNet	$ 206,304,141
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 662,011
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,304,141
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Management Fees Paid	$662,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.6
Foreign Common Stocks	0.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

NVIDIA Corp.	6.4
Alphabet, Inc.	6.2
Microsoft Corp.	5.3
Amazon.com, Inc.	5.3
Apple, Inc.	4.7
Mastercard, Inc.	3.5
Meta Platforms, Inc.	3.5
KLA Corp.	3.4
Uber Technologies, Inc.	3.2
Broadcom, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110036
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class A
Trading Symbol	BWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 269,441,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 975,379
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110037
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class C
Trading Symbol	BWLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.96%
AssetsNet	$ 269,441,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 975,379
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110040
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Trading Symbol	BWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
AssetsNet	$ 269,441,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 975,379
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110038
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class R5
Trading Symbol	BRLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 269,441,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 975,379
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000190448
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class R6
Trading Symbol	BWLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 269,441,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 975,379
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110039
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class Y
Trading Symbol	BWLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 269,441,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 975,379
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,441,648
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Management Fees Paid	$975,379

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Foreign Common Stocks	0.8
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc.	3.6
Walmart, Inc.	3.1
Coca-Cola Co.	2.7
JPMorgan Chase & Co.	2.6
Synchrony Financial	2.5
RTX Corp.	2.4
Automatic Data Processing, Inc.	2.2
Marathon Petroleum Corp.	2.1
Ally Financial, Inc.	2.1
Applied Materials, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110032
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	SMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 751,757,378
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,885,515
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110033
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	SMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%
AssetsNet	$ 751,757,378
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,885,515
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110031
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Trading Symbol	STMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 751,757,378
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,885,515
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110034
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class R5
Trading Symbol	SFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 751,757,378
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,885,515
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000210485
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	SFMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 751,757,378
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,885,515
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110035
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class Y
Trading Symbol	SMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 751,757,378
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,885,515
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$751,757,378
# of Portfolio Holdings	95
Portfolio Turnover Rate	9%
Total Management Fees Paid	$2,885,515

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	97.9
Foreign Common Stocks	2.1

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

ICON PLC	2.4
Cadence Design Systems, Inc.	2.1
Tradeweb Markets, Inc.	2.0
Manhattan Associates, Inc.	2.0
Copart, Inc.	1.9
Spotify Technology SA	1.9
Crowdstrike Holdings, Inc.	1.8
Guidewire Software, Inc.	1.8
Verisk Analytics, Inc.	1.7
Burlington Stores, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110026
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class A
Trading Symbol	SPWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 309,502,566
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,521,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110027
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class C
Trading Symbol	SPWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.06%
AssetsNet	$ 309,502,566
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,521,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110030
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Trading Symbol	STSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
AssetsNet	$ 309,502,566
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,521,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110028
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	STSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 309,502,566
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,521,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000213181
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	STSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 309,502,566
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,521,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature
C000110029
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SPWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 309,502,566
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,521,578
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,502,566
# of Portfolio Holdings	97
Portfolio Turnover Rate	10%
Total Management Fees Paid	$1,521,578

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	96.7
Foreign Common Stocks	3.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

CyberArk Software Ltd.	2.2
Viper Energy, Inc.	2.0
Manhattan Associates, Inc.	2.0
Onto Innovation, Inc.	2.0
FirstCash Holdings, Inc.	1.9
BellRing Brands, Inc.	1.9
HealthEquity, Inc.	1.8
SPS Commerce, Inc.	1.8
Axon Enterprise, Inc.	1.7
Leonardo DRS, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature